Financial instruments - Allowance for Expected Credit Losses (Details) - Accumulated impairment - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	$ 5,056	$ 4,131
Increase	(4,597)	4,015
Write-offs	(3,208)	(3,090)
Financial assets	$ 6,445	$ 5,056